Economic Activity - Disclosure of Acquisition Date Fair Value of Total Consideration Transferred for Entities (Detail) - Entities [Member] S/ in Thousands, $ in Thousands	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Oct. 05, 2022 PEN (S/)
Disclosure of Acquisition Date Fair Value of Total Consideration Transferred [Line Items]
Cash			S/ 2,589,679		S/ 2,589,679
Holdback	S/ 85,124	$ 21,682	93,317	$ 23,615
Total consideration transferred	S/ 2,682,996		S/ 2,682,996